Stock-based Compensation - Company's Stock Option Activity (Details) - 2013 Equity Incentive Plan - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
OUTSTANDING OPTIONS
Outstanding at beginning of period		8,273,800
Options granted		5,756,875
Options exercised		(3,250)
Options forfeited		(1,722,543)
Outstanding at end of period		12,304,882	8,273,800
WEIGHTED-AVERAGE EXERCISE PRICE
Outstanding at beginning of period		$ 5.29
Options granted		1.85
Options exercised		1.66
Options forfeited		6.58
Outstanding at end of period		$ 3.5	$ 5.29
VESTED AND EXPECTED TO VEST
Outstanding options		6,561,952
Weighted-Average Exercise Price		$ 5.06
Weighted-Average Remaining Contractual Term		6 years
ADDITIONAL DISCLOSURES
Outstanding options exercisable at end of period		6,024,978
Weighted-average exercise price exercisable at end of period		$ 5.33
Weighted-average contractual term outstanding		7 years 4 months 24 days	6 years 3 months 18 days
Weighted-average contractual term (years) exercisable		5 years 8 months 12 days
Employees | Stock options vesting based on performance
OUTSTANDING OPTIONS
Options granted	2,459,275